TANGIBLE FIXED ASSETS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 114,451	$ 122,215	$ 67,327
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	68,100	80,400	81,700
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 900	$ 1,800	$ 900